Third Quarter Report
January 31, 2023 (Unaudited)
Columbia Small Cap Value Fund I
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund I, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 1.6%
Entertainment 0.4%
Gaia, Inc.(a),(b)	821,411	2,998,150
Playstudios, Inc.(b)	699,034	3,229,537
Total		6,227,687
Media 1.2%
Criteo SA, ADR(b)	243,630	7,369,808
Innovid Corp.(b)	1,082,467	2,435,551
Integral Ad Science Holding Corp.(b)	671,440	6,902,403
Total		16,707,762
Total Communication Services		22,935,449
Consumer Discretionary 13.1%
Auto Components 1.7%
Gentherm, Inc.(b)	95,588	7,114,615
Modine Manufacturing Co.(b)	345,713	8,259,084
Visteon Corp.(b)	55,430	8,665,926
Total		24,039,625
Distributors 0.1%
Educational Development Corp.	394,936	1,303,289
Diversified Consumer Services 0.7%
American Public Education, Inc.(b)	221,318	2,680,161
Stride, Inc.(b)	161,460	6,931,478
Total		9,611,639
Hotels, Restaurants & Leisure 0.4%
PlayAGS, Inc.(b)	861,189	5,692,459
Household Durables 4.1%
Cavco Industries, Inc.(b)	24,907	6,627,753
Century Communities, Inc.	128,530	7,866,036
Ethan Allen Interiors, Inc.	158,493	4,555,089
Hamilton Beach Brands Holding Co.	308,563	3,995,891
Legacy Housing Corp.(b)	241,475	4,834,329
Lifetime Brands, Inc.	261,815	2,097,138
Lovesac Co. (The)(b)	87,643	2,255,931
Meritage Homes Corp.(b)	123,407	13,289,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Tri Pointe Homes, Inc.(b)	392,573	8,671,937
Universal Electronics, Inc.(b)	169,509	3,971,596
Total		58,165,400
Internet & Direct Marketing Retail 1.0%
1-800-Flowers.com, Inc., Class A(b)	346,714	3,456,738
Overstock.com, Inc.(b)	223,360	5,407,546
Redbubble Ltd.(b)	5,220,560	1,659,347
ThredUp, Inc., Class A(b)	2,029,163	3,510,452
Total		14,034,083
Leisure Products 0.7%
Latham Group, Inc.(b)	830,910	3,656,004
Malibu Boats, Inc., Class A(b)	103,022	6,242,103
Total		9,898,107
Multiline Retail 0.1%
Big Lots, Inc.	139,832	2,287,652
Specialty Retail 1.3%
American Eagle Outfitters, Inc.	439,250	7,089,495
Brilliant Earth Group, Inc., Class A(b)	477,520	2,292,096
Urban Outfitters, Inc.(b)	348,290	9,539,663
Total		18,921,254
Textiles, Apparel & Luxury Goods 3.0%
Allbirds, Inc., Class A(b)	1,039,374	2,858,278
Canada Goose Holdings, Inc.(b)	367,040	8,878,698
Culp, Inc.	323,110	1,680,172
Fossil Group, Inc.(b)	886,027	5,032,633
Kontoor Brands, Inc.	165,010	7,880,878
Movado Group, Inc.	168,436	5,955,897
Steven Madden Ltd.	276,170	9,900,694
Total		42,187,250
Total Consumer Discretionary		186,140,758
Consumer Staples 2.4%
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	205,825	7,570,244
2	Columbia Small Cap Value Fund I | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.7%
Fresh Del Monte Produce, Inc.	239,854	6,859,825
Hain Celestial Group, Inc. (The)(b)	173,293	3,555,972
Total		10,415,797
Household Products 0.3%
Oil-Dri Corp of America	96,715	3,509,787
Personal Products 0.9%
Honest Co., Inc. (The)(b)	1,517,426	5,007,506
Olaplex Holdings, Inc.(b)	1,206,460	7,612,762
Total		12,620,268
Total Consumer Staples		34,116,096
Energy 4.7%
Energy Equipment & Services 2.4%
ChampionX Corp.	294,330	9,718,777
Expro Group Holdings NV(b)	402,622	7,605,529
Natural Gas Services Group, Inc.(b)	355,348	4,068,735
Newpark Resources, Inc.(b)	1,271,584	5,772,991
Pason Systems, Inc.	510,460	6,053,932
Profire Energy, Inc.(b)	1,394,526	1,575,814
Total		34,795,778
Oil, Gas & Consumable Fuels 2.3%
CVR Energy, Inc.	276,230	9,170,836
Equitrans Midstream Corp.	1,643,680	11,916,680
Talos Energy, Inc.(b)	334,080	6,618,125
W&T Offshore, Inc.(b)	782,511	4,867,218
Total		32,572,859
Total Energy		67,368,637
Financials 22.3%
Banks 13.4%
Ameris Bancorp	221,524	10,447,072
Bank of Marin Bancorp	121,761	3,710,058
BankUnited, Inc.	338,156	12,728,192
Banner Corp.	150,986	9,788,422
Brookline Bancorp, Inc.	485,360	6,348,509
Capital Bancorp, Inc.	207,930	4,470,495
Capital City Bank Group, Inc.	102,647	3,332,948
Central Pacific Financial Corp.	196,481	4,440,471
Central Valley Community Bancorp	169,390	4,217,811
Common Stocks (continued)
Issuer	Shares	Value ($)
Community Trust Bancorp, Inc.	117,053	5,042,643
First BanCorp	708,076	9,523,622
First BanCorp	166,318	6,627,772
First Community Corp.	204,486	4,204,232
First Financial Corp.	92,600	4,159,592
Hilltop Holdings, Inc.	339,650	11,106,555
HomeStreet, Inc.	127,307	3,509,854
Northrim BanCorp, Inc.	148,076	7,926,508
OFG Bancorp	288,111	8,156,422
Plumas Bancorp	104,891	4,299,482
Popular, Inc.	188,844	12,962,252
Riverview Bancorp, Inc.	437,955	3,214,590
Sierra Bancorp	178,997	3,769,677
Silvergate Capital Corp., Class A(b)	519,435	7,396,754
Southern First Bancshares, Inc.(b)	123,915	5,215,582
Towne Bank	292,444	8,910,769
UMB Financial Corp.	165,466	14,923,379
Washington Federal, Inc.	272,480	9,662,141
Total		190,095,804
Capital Markets 0.6%
StoneX Group, Inc.(b)	95,219	8,367,846
Consumer Finance 0.7%
Ezcorp, Inc., Class A(b)	484,565	4,414,387
PROG Holdings, Inc.(b)	245,143	5,464,238
Total		9,878,625
Diversified Financial Services 0.3%
Alerus Financial Corp.	189,232	3,894,395
Insurance 3.2%
Argo Group International Holdings Ltd.	241,950	6,716,532
Employers Holdings, Inc.	126,044	5,529,550
Global Indemnity Group LLC	217,403	6,250,336
Horace Mann Educators Corp.	131,781	4,692,721
Mercury General Corp.	199,160	7,115,987
National Western Life Group, Inc., Class A	28,596	7,915,373
ProAssurance Corp.	369,364	7,161,968
Total		45,382,467

Columbia Small Cap Value Fund I | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 4.1%
Essent Group Ltd.	306,290	13,485,949
MGIC Investment Corp.	789,645	11,149,787
NMI Holdings, Inc., Class A(b)	383,917	8,918,392
Provident Financial Holdings, Inc.	200,140	2,843,989
Radian Group, Inc.	612,660	13,539,786
Territorial Bancorp, Inc.	170,530	4,096,131
Western New England Bancorp, Inc.	528,094	5,148,916
Total		59,182,950
Total Financials		316,802,087
Health Care 10.8%
Biotechnology 4.8%
Arcutis Biotherapeutics, Inc.(b)	298,880	4,952,442
Arrowhead Pharmaceuticals, Inc.(b)	109,889	3,845,016
Atara Biotherapeutics, Inc.(b)	700,770	3,552,904
BioCryst Pharmaceuticals, Inc.(b)	345,460	3,644,603
Coherus Biosciences, Inc.(b)	323,157	2,740,371
Insmed, Inc.(b)	327,940	7,060,548
Iovance Biotherapeutics, Inc.(b)	694,686	5,529,701
IVERIC bio, Inc.(b)	137,440	3,174,864
Natera, Inc.(b)	170,560	7,322,141
Replimune Group, Inc.(b)	134,069	3,733,822
Sage Therapeutics, Inc.(b)	226,240	10,031,482
SpringWorks Therapeutics, Inc.(b)	113,038	3,549,393
Travere Therapeutics, Inc.(b)	109,830	2,460,192
uniQure NV(b)	178,210	3,786,962
Zentalis Pharmaceuticals, Inc.(b)	135,160	3,189,776
Total		68,574,217
Health Care Equipment & Supplies 0.6%
Inogen, Inc.(b)	226,501	5,284,268
Zimvie, Inc.(b)	342,690	3,361,789
Total		8,646,057
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.7%
Amedisys, Inc.(b)	58,800	5,683,608
Community Health Systems, Inc.(b)	824,989	4,306,443
Encompass Health Corp.	192,970	12,050,976
Enhabit, Inc.(b)	501,105	7,696,973
R1 RCM, Inc.(b)	573,640	8,208,788
Total		37,946,788
Health Care Technology 0.3%
Sharecare, Inc.(b)	1,785,917	4,536,229
Life Sciences Tools & Services 0.2%
Codexis, Inc.(b)	509,773	3,135,104
Pharmaceuticals 2.2%
ANI Pharmaceuticals, Inc.(b)	125,834	5,628,555
Perrigo Co. PLC	315,259	11,796,992
Supernus Pharmaceuticals, Inc.(b)	204,595	8,390,441
Taro Pharmaceutical Industries Ltd.(b)	152,317	4,542,093
Total		30,358,081
Total Health Care		153,196,476
Industrials 14.7%
Aerospace & Defense 0.9%
Curtiss-Wright Corp.	14,900	2,470,420
Moog, Inc., Class A	114,240	10,889,357
Total		13,359,777
Air Freight & Logistics 0.2%
Radiant Logistics, Inc.(b)	564,952	3,169,381
Airlines 0.6%
JetBlue Airways Corp.(b)	1,075,540	8,604,320
Building Products 1.6%
AZEK Co., Inc. (The)(b)	137,164	3,309,767
Caesarstone Ltd.	371,414	2,317,624
Resideo Technologies, Inc.(b)	355,749	6,841,053
UFP Industries, Inc.	109,325	10,227,354
Total		22,695,798
Commercial Services & Supplies 0.8%
Healthcare Services Group, Inc.	442,539	5,961,001
HNI Corp.	188,460	5,987,374
Total		11,948,375

4	Columbia Small Cap Value Fund I | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.6%
MDU Resources Group, Inc.	288,640	8,921,862
Electrical Equipment 1.8%
AZZ, Inc.	165,940	7,049,131
Encore Wire Corp.	75,571	12,199,426
Thermon(b)	254,530	5,884,734
Total		25,133,291
Machinery 3.9%
CIRCOR International, Inc.(b)	158,337	4,378,018
Gorman-Rupp Co.	138,178	3,969,854
Greenbrier Companies, Inc. (The)	168,220	5,201,362
Hurco Companies, Inc.	152,075	4,288,515
John Bean Technologies Corp.	101,900	11,385,287
LB Foster Co., Class A(b)	190,306	2,251,320
Manitex International, Inc.(b)	602,582	2,458,535
Miller Industries, Inc.	82,800	2,402,028
Mueller Industries, Inc.	166,310	10,901,620
Standex International Corp.	72,014	8,322,658
Total		55,559,197
Marine 1.0%
Costamare, Inc.	622,400	6,317,360
Kirby Corp.(b)	100,431	7,108,506
Total		13,425,866
Professional Services 0.9%
Korn/Ferry International	153,827	8,305,120
Red Violet, Inc.(b)	202,680	4,818,717
Total		13,123,837
Road & Rail 1.3%
Marten Transport Ltd.	341,105	7,535,009
Schneider National, Inc., Class B	382,118	10,126,127
Total		17,661,136
Trading Companies & Distributors 1.1%
H&E Equipment Services, Inc.	140,166	7,133,048
Textainer Group Holdings Ltd.	234,612	7,953,347
Total		15,086,395
Total Industrials		208,689,235
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.0%
Communications Equipment 1.6%
Applied Optoelectronics, Inc.(b)	860,699	2,057,071
Casa Systems, Inc.(b)	887,304	3,034,580
KVH Industries, Inc.(b)	214,040	2,193,910
Lumentum Holdings, Inc.(b)	133,090	8,009,356
Netscout Systems, Inc.(b)	237,264	7,616,174
Total		22,911,091
Electronic Equipment, Instruments & Components 4.8%
Airgain, Inc.(b)	348,592	2,788,736
Bel Fuse, Inc., Class B	166,332	6,560,134
ePlus, Inc.(b)	129,925	6,467,666
FARO Technologies, Inc.(b)	148,480	4,080,230
IPG Photonics Corp.(b)	54,960	6,161,016
Knowles Corp.(b)	474,570	9,125,981
Luna Innovations, Inc.(b)	568,978	5,029,766
OSI Systems, Inc.(b)	92,930	8,801,400
Powerfleet, Inc.(b)	1,028,389	2,941,193
Vishay Intertechnology, Inc.	477,170	10,922,421
Vishay Precision Group, Inc.(b)	114,109	4,927,227
Total		67,805,770
IT Services 3.5%
Cass Information Systems, Inc.	113,212	5,497,575
DigitalOcean Holdings, Inc.(b)	269,850	7,920,098
EVERTEC, Inc.	218,110	8,056,983
IBEX Holdings Ltd.(b)	276,316	7,374,874
International Money Express, Inc.(b)	179,171	4,077,932
Kyndryl Holdings, Inc.(b)	604,939	8,100,133
MAXIMUS, Inc.	21,636	1,619,455
Payoneer Global, Inc.(b)	1,215,918	7,246,871
Total		49,893,921
Semiconductors & Semiconductor Equipment 1.8%
Cohu, Inc.(b)	229,732	8,288,730
MagnaChip Semiconductor Corp.(b)	262,840	2,786,104
SMART Global Holdings, Inc.(b)	288,110	4,952,611
Synaptics, Inc.(b)	52,890	6,612,837
Valens Semiconductor Ltd.(b)	614,614	3,116,093
Total		25,756,375

Columbia Small Cap Value Fund I | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.1%
Cerence, Inc.(b)	225,164	5,521,021
Cognyte Software Ltd.(b)	477,714	1,810,536
Expensify, Inc., Class A(b)	153,844	1,601,516
Mitek Systems, Inc.(b)	294,001	2,898,850
Upland Software, Inc.(b)	507,017	4,426,259
Total		16,258,182
Technology Hardware, Storage & Peripherals 0.2%
Nano Dimension Ltd., ADR(b)	1,112,640	3,070,886
Total Information Technology		185,696,225
Materials 8.4%
Chemicals 1.0%
Aspen Aerogels, Inc.(b)	355,460	3,732,330
Tronox Holdings PLC, Class A	627,978	10,769,823
Total		14,502,153
Construction Materials 1.8%
Eagle Materials, Inc.	88,507	12,929,102
Summit Materials, Inc., Class A(b)	379,615	12,474,149
Total		25,403,251
Containers & Packaging 0.6%
Greif, Inc., Class A	114,739	8,195,807
Metals & Mining 3.6%
Ampco-Pittsburgh Corp.(b)	623,644	2,045,552
Capstone Copper Corp.(b)	1,741,731	8,547,971
Centerra Gold, Inc.	1,106,670	7,103,049
Copper Mountain Mining Corp.(b)	2,346,557	3,985,734
ERO Copper Corp.(b)	329,584	5,412,356
Ferroglobe PLC(b)	640,597	3,042,836
Olympic Steel, Inc.	144,337	6,385,469
Pan American Silver Corp.	360,560	6,573,009
Torex Gold Resources, Inc.(b)	436,186	5,995,898
Universal Stainless & Alloy Products, Inc.(b)	316,506	2,560,534
Total		51,652,408
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.4%
Clearwater Paper Corp.(b)	96,653	3,731,772
Glatfelter Corp.	891,752	3,905,874
Louisiana-Pacific Corp.	173,320	11,801,359
Total		19,439,005
Total Materials		119,192,624
Real Estate 7.0%
Equity Real Estate Investment Trusts (REITS) 6.6%
American Assets Trust, Inc.	268,560	7,643,218
Highwoods Properties, Inc.	307,340	9,333,916
Hudson Pacific Properties, Inc.	570,450	6,497,425
Macerich Co. (The)	841,230	11,558,500
Outfront Media, Inc.	505,610	10,061,639
Park Hotels & Resorts, Inc.	522,760	7,689,800
Pebblebrook Hotel Trust	550,811	9,033,300
PotlatchDeltic Corp.	244,053	11,946,394
RLJ Lodging Trust	824,031	10,358,070
Sunstone Hotel Investors, Inc.	955,322	10,498,989
Total		94,621,251
Real Estate Management & Development 0.4%
Forestar Group, Inc.(b)	359,509	5,349,494
Total Real Estate		99,970,745
Utilities 0.9%
Gas Utilities 0.9%
National Fuel Gas Co.	139,450	8,096,467
RGC Resources, Inc.	177,989	4,182,742
Total		12,279,209
Total Utilities		12,279,209
Total Common Stocks (Cost $1,094,303,004)		1,406,387,541

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Small Cap 0.3%
iShares Russell 2000 ETF	18,400	3,523,232
Total Exchange-Traded Equity Funds (Cost $3,433,711)		3,523,232

6	Columbia Small Cap Value Fund I | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, January 31, 2023 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(a),(c)	11,767,171	11,762,464
Total Money Market Funds (Cost $11,763,064)		11,762,464
Total Investments in Securities (Cost: $1,109,499,779)		1,421,673,237
Other Assets & Liabilities, Net		313,866
Net Assets		1,421,987,103
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	4,496,306	334,216,964	(326,950,203)	(603)	11,762,464	(22)	114,625	11,767,171
Gaia, Inc.‡
	—	1,741,324	(710,060)	(1,800,879)	2,998,150	(451,619)	—	821,411
Total	4,496,306			(1,801,482)	14,760,614	(451,641)	114,625

‡	Issuer was not an affiliate at the beginning of period.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I | Third Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT287_04_N01_(03/23)